Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2020	Dec 31 2019
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$3,371	$10
Financial assets not measured at fair value:
Cash and cash equivalents	833,841	416,763
Trade and other receivables, excluding tax receivable	406,392	473,980
Restricted cash included in other assets	41,979	39,413
Total financial assets [2]	$1,285,583	$930,166
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$181,372	$195,504
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	500,056	406,260
Long-term debt, including current portion	2,363,372	1,768,853
Total financial liabilities	$3,044,800	$2,370,617
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
2 The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
Maturity profile of fair value liabilities
The table below shows the nominal net cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2020	Dec 31 2019
Within one year	$15,047	$17,620
1-3 years	44,841	45,432
3-5 years	63,002	56,887
More than 5 years	91,732	124,365
	$214,622	$244,304

Fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2020	Dec 31 2019
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$3,371	$10
Financial assets not measured at fair value:
Cash and cash equivalents	833,841	416,763
Trade and other receivables, excluding tax receivable	406,392	473,980
Restricted cash included in other assets	41,979	39,413
Total financial assets [2]	$1,285,583	$930,166
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$181,372	$195,504
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	500,056	406,260
Long-term debt, including current portion	2,363,372	1,768,853
Total financial liabilities	$3,044,800	$2,370,617
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,382,699	$2,559,771	$1,786,025	$1,831,292